Related Party Transactions (10-K) (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				14 Months Ended	16 Months Ended	19 Months Ended	42 Months Ended
	May 24, 2013	Nov. 29, 2011	Dec. 31, 2009	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Monthly support fee		$ 5,000	$ 150,000	$ (30,000)	$ 60,000	$ 410,000	$ 390,000	$ 25,000	$ 5,000	$ 40,000	$ 5,000
Number of shares issued by the company, value					600,000		250,000
Stock issued during period for consideration of services, shares	500,000											303,500
Common stock shares issued to consultant				2,640,000	3,300,000	55,020	87,370					30,350
Alliance Acquisition Corp [Member]
Number of shares held by related parties					12,750,000	12,750,000			12,750,000			12,750,000
Brian Altounian [Member]
Non-controlling Interest, Ownership Percentage				34.00%	34.00%	34.00%			34.00%			34.00%
Number of shares issued by the company												2,047,000
Number of shares issued by the company, value												$ 149,000